UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

June 30, 2017

SFR-QTLY-0817
1.924296.105

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.7%(a)
	Principal Amount	Value
Aerospace - 0.9%
DAE Aviation Holdings, Inc. Tranche B, term loan 4.98% 7/7/22 (b)	$748,096	$753,333
Gemini HDPE LLC Tranche B, term loan 4.1718% 8/7/21 (b)	175,441	176,210
TransDigm, Inc.:
Tranche D, term loan 4.292% 6/4/21 (b)	1,949,749	1,947,565
Tranche F, term loan 4.2261% 6/9/23 (b)	989,965	987,935

TOTAL AEROSPACE		3,865,043

Automotive & Auto Parts - 1.4%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4.0447% 2/1/24 (b)	389,932	391,070
Tranche 2LN, term loan:
3% 2/1/24 (c)	39,091	39,205
8.2947% 2/1/25 (b)	120,000	122,850
Chrysler Group LLC term loan 3.16% 12/31/18 (b)	389,135	391,081
CPI Holdco LLC Tranche B 1LN, term loan 5.3% 3/21/24 (b)	498,750	500,620
Federal-Mogul Corp. Tranche C, term loan 4.9096% 4/15/21 (b)	1,148,487	1,151,358
NN, Inc. Tranche, term loan 4.9761% 4/3/21 (b)	495,000	494,381
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.6468% 11/27/20 (b)	1,617,129	1,503,930
Tranche 2LN, term loan 10.1468% 11/27/21 (b)	1,425,000	1,123,969
The Gates Corp. Tranche B 1LN, term loan 4.5464% 3/31/24 (b)	345,397	345,083
UOS LLC Tranche B 1LN, term loan 6.5333% 4/18/23 (b)	365,000	370,019

TOTAL AUTOMOTIVE & AUTO PARTS		6,433,566

Broadcasting - 1.0%
CBS Radio, Inc. term loan 4.7156% 10/17/23 (b)	898,160	899,283
Clear Channel Communications, Inc. Tranche D, term loan 7.9761% 1/30/19 (b)	2,455,000	1,998,787
Entercom Radio, LLC Tranche B, term loan 4.7032% 11/1/23 (b)	238,542	239,377
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (b)	953,401	958,168
Univision Communications, Inc. Tranche C 5LN, term loan 3.9761% 3/15/24 (b)	490,139	480,130

TOTAL BROADCASTING		4,575,745

Building Materials - 0.7%
GYP Holdings III Corp. Tranche B, term loan 4.1417% 4/1/23 (b)	1,000,000	1,001,880
HD Supply, Inc. Tranche B, term loan 3.8968% 10/17/23 (b)	248,125	249,366
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22 (b)	759,663	765,361
Ventia Deco LLC Tranche B, term loan 4.6619% 5/21/22 (b)	1,147,209	1,158,681

TOTAL BUILDING MATERIALS		3,175,288

Cable/Satellite TV - 2.2%
Altice U.S. Finance SA Tranche B, term loan 3.4661% 7/28/25 (b)	498,750	493,763
Cable One, Inc. Tranche B, term loan 3.43% 5/1/24 (b)	335,000	335,838
Charter Communication Operating LLC:
term loan 3.05% 1/3/21 (b)	1,343,660	1,347,019
Tranche H, term loan 3.23% 1/15/22 (b)	987,500	989,603
Tranche I, term loan 3.4761% 1/15/24 (b)	2,152,700	2,159,567
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.6584% 1/7/22 (b)	1,000,000	989,170
Virgin Media Bristol LLC Tranche 1LN, term loan 3.9089% 1/31/25 (b)	1,000,000	999,750
WideOpenWest Finance LLC:
Tranche B, term loan 8/6/23 (d)	1,000,000	998,300
Tranche B, term loan 4.7018% 8/19/23 (b)	981,928	980,259
Zayo Group LLC Tranche B 1LN, term loan 3.7156% 1/19/24 (b)	714,963	715,263

TOTAL CABLE/SATELLITE TV		10,008,532

Capital Goods - 0.3%
Doosan Bobcat Tranche B, term loan 3.9294% 5/18/24 (b)	563,588	564,856
SRAM LLC. Tranche B, term loan 4.6147% 3/15/24 (b)	235,204	235,792
Zodiac Pool Solutions LLC Tranche B, term loan 5.2964% 12/20/23 (b)	498,750	502,491

TOTAL CAPITAL GOODS		1,303,139

Chemicals - 2.0%
Ashland LLC Tranche B, term loan 3.2076% 5/17/24 (b)	500,000	501,565
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.0464% 3/30/24 (b)	482,578	485,594
Kraton Polymers LLC term loan 5.2261% 1/6/22 (b)	987,911	996,071
MacDermid, Inc.:
Tranche B 5LN, term loan 4.7261% 6/7/20 (b)	869,031	871,204
Tranche B 6LN, term loan 4% 6/7/23 (b)	832,490	833,114
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 4.7261% 6/30/22 (b)	842,850	840,743
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5464% 6/19/22 (b)	982,538	989,297
Tranche B 2LN, term loan 8.7964% 6/19/23 (b)	49,655	49,531
The Chemours Co. LLC Tranche B, term loan 3.57% 5/12/22 (b)	409,381	410,507
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.4761% 11/5/21 (b)	829,172	835,391
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.7964% 3/19/20 (b)	418,462	420,554
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.0385% 6/1/24 (b)	500,000	501,200
Univar, Inc. term loan 3.9761% 7/1/22 (b)	564,973	565,239
Venator Materials LLC Tranche B, term loan 6/29/24 (d)	410,000	411,025

TOTAL CHEMICALS		8,711,035

Consumer Products - 1.4%
CSM Bakery Supplies Tranche B 1LN, term loan 5.15% 7/3/20 (b)	679,694	644,860
Hercules Achievement, Inc. Tranche B, term loan 4.5669% 12/11/21 (b)	1,445,370	1,451,874
HLF Financing U.S. LLC Tranche B, term loan 6.7261% 2/15/23 (b)	662,344	668,967
Prestige Brands, Inc. term loan 3.9761% 1/26/24 (b)	648,732	651,074
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.3769% 4/2/20 (b)	2,027,729	1,950,696
Wilsonart LLC Tranche B, term loan 4.8% 12/19/23 (b)	995,000	997,239

TOTAL CONSUMER PRODUCTS		6,364,710

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.4375% 2/1/25 (b)	145,000	141,556
Tranche B 1LN, term loan 4.4375% 2/1/24 (b)	695,924	682,298

TOTAL CONSUMER SERVICES		823,854

Containers - 1.8%
Berlin Packaging, LLC Tranche B, term loan 4.4322% 10/1/21 (b)	1,514,676	1,517,039
Berry Plastics Corp.:
term loan 3.6814% 10/1/22 (b)	1,916,416	1,917,489
Tranche L, term loan 3.3671% 1/6/21 (b)	1,213,791	1,213,087
BWAY Holding Co. Tranche B, term loan 4.3259% 4/3/24 (b)	250,000	249,865
Charter Nex U.S., Inc. Tranche B 1LN, term loan 4.4761% 5/11/24 (b)	405,000	404,749
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (b)	745,000	747,950
Hostess Brands LLC Tranche B 1LN, term loan 3.7261% 8/3/22 (b)	100,199	100,474
Printpack Holdings, Inc. Tranche B, term loan 4.25% 7/26/23 (b)	362,263	364,527
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2261% 2/5/23 (b)	1,622,758	1,623,943

TOTAL CONTAINERS		8,139,123

Diversified Financial Services - 3.7%
AlixPartners LLP Tranche B, term loan 4.2964% 4/4/24 (b)	997,500	1,001,241
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5.2261% 11/18/23 (b)	562,175	563,935
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.9622% 3/20/22 (b)	2,345,000	2,358,718
Constellation Brands Tranche B, term loan 5.0003% 12/16/23 (b)	498,750	500,620
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.0406% 4/27/24 (b)	1,275,000	1,269,581
Delos Finance SARL term loan 3.3968% 10/6/23 (b)	1,605,000	1,609,269
Emerald Exposit Holding, Inc. Tranche B, term loan 4.1468% 5/22/24 (b)	470,000	472,350
Finco I LLC Branche B, term loan 6/12/22 (d)	750,000	754,065
Fly Funding II SARL Tranche B, term loan 3.43% 2/9/23 (b)	911,334	912,473
Focus Financial Partners LLC Tranche B 1LN, term loan 5/19/24 (d)	450,000	452,813
HarbourVest Partners LLC Tranche B, term loan 3.6551% 2/4/21 (b)	245,703	245,396
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.2281% 9/11/22 (b)	1,000,000	927,500
Tranche B 1LN, term loan 4.9781% 9/11/21 (b)	689,138	677,078
Kingpin Intermediate Holdings LLC Branche B, term loan 6/28/24 (d)	500,000	501,875
Nab Holdings LLC Tranche B, term loan 6/14/24 (d)	570,000	570,473
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	419,620	416,125
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7.2261% 10/31/22 (b)	994,969	1,009,396
TransUnion LLC Tranche B 2LN, term loan 3.7261% 4/9/23 (b)	1,439,575	1,447,795
UFC Holdings LLC Tranche B 1LN, term loan 4.47% 8/18/23 (b)	818,813	819,983

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,510,686

Energy - 4.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	1,472,905	1,472,905
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 5.7261% 5/18/23 (b)	1,000,000	996,250
California Resources Corp. Tranche 1LN, term loan 11.5339% 12/31/21 (b)	800,000	844,000
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (b)	750,000	792,375
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (b)	1,500,000	1,441,875
Citgo Holding, Inc. Tranche B, term loan 9.7964% 5/12/18 (b)	1,022,698	1,037,077
Crestwood Holdings Partners LLC Tranche B, term loan 9.2094% 6/19/19 (b)	1,858,762	1,809,188
Empire Generating Co. LLC:
Tranche B, term loan 5.43% 3/14/21 (b)	297,586	284,939
Tranche C, term loan 5.43% 3/14/21 (b)	29,418	28,168
Expro Finservices SARL Tranche B, term loan 5.96% 9/2/21 (b)	2,096,007	1,423,545
Foresight Energy LLC Tranche B 1LN, term loan 6.7947% 3/28/22 (b)	748,125	711,190
FTS International, Inc. Tranche B, term loan 5.7947% 4/16/21 (b)	740,000	590,150
Gavilan Resources LLC Tranche 2LN, term loan 7.0759% 3/1/24 (b)	1,000,000	948,330
Gulf Finance LLC Tranche B 1LN, term loan 6.3% 8/25/23 (b)	1,960,217	1,820,552
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (b)	514,806	478,770
Pacific Drilling SA Tranche B, term loan 4.75% 6/3/18 (b)	881,834	400,132
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	443,250	393,384
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (b)	1,202,627	764,871
Terra-Gen Finance Co. LLC Tranche B, term loan 5.2947% 12/9/21 (b)	1,397,787	1,285,964
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.6468% 6/26/22 (b)	1,108,909	1,111,681

TOTAL ENERGY		18,635,346

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.4656% 12/15/23 (b)	359,100	359,639
AMC Entertainment, Inc. Tranche B, term loan 3.4594% 12/15/22 (b)	492,500	493,382
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5.05% 7/28/22	791,733	794,702
Tranche B 2LN, term loan 9.3968% 7/8/23 (b)	215,000	215,538
Lions Gate Entertainment Corp. term loan 4.2261% 12/8/23 (b)	587,500	590,620

TOTAL ENTERTAINMENT/FILM		2,453,881

Environmental - 0.7%
Metal Services LLC Tranche B, term loan 8.7964% 6/30/19 (b)	939,570	944,662
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.2174% 12/18/20 (b)	932,501	932,939
WTG Holdings III Corp.:
term loan 5.7964% 1/15/21 (b)	493,750	496,219
Tranche B 1LN, term loan 5.0464% 1/15/21 (b)	529,224	531,209

TOTAL ENVIRONMENTAL		2,905,029

Food & Drug Retail - 2.7%
Albertson's LLC Tranche B, term loan:
3.9761% 8/25/21 (b)	5,593,878	5,518,361
4.2511% 6/22/23 (b)	1,198,800	1,184,319
4.2933% 12/21/22 (b)	1,108,182	1,095,094
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.1468% 10/21/21 (b)	1,462,613	1,439,767
Pizza Hut Holdings LLC Tranche B, term loan 3.2094% 6/16/23 (b)	744,384	746,431
RPI Finance Trust Tranche B 6LN, term loan 3.1529% 3/27/23 (b)	1,000,000	1,002,970
Smart & Final, Inc. Tranche B, term loan 4.6038% 11/15/22 (b)	1,090,715	1,045,265

TOTAL FOOD & DRUG RETAIL		12,032,207

Food/Beverage/Tobacco - 1.6%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.4761% 3/20/24 (b)	264,338	266,981
Chobani LLC Tranche B, term loan 5.4761% 10/7/23 (b)	1,274,298	1,281,473
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.73% 6/28/20 (b)	677,536	636,884
Post Holdings, Inc. Tranche B, term loan 3.47% 5/24/24 (b)	1,935,000	1,936,374
Shearer's Foods, Inc.:
Tranche 2LN, term loan 8.0464% 6/30/22 (b)	1,085,000	1,047,025
Tranche B 1LN, term loan 5.0843% 6/30/21 (b)	758,301	755,457
U.S. Foods, Inc. Tranche B, term loan 3.98% 6/27/23 (b)	1,237,500	1,242,042

TOTAL FOOD/BEVERAGE/TOBACCO		7,166,236

Gaming - 5.3%
Affinity Gaming LLC Tranche B, term loan 4.7261% 7/1/23 (b)	481,976	484,689
American Casino & Entertainment Properties LLC Tranche B, term loan 4.4761% 7/7/22 (b)	295,085	295,699
AP Gaming I LLC term loan 6.5862% 2/15/24 (b)	395,000	397,635
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.4062% 10/20/21 (b)	1,409,752	1,415,348
Boyd Gaming Corp. Tranche B 1LN, term loan 3.6878% 9/15/23 (b)	745,159	746,560
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 4.5447% 10/11/20 (b)	1,303,959	1,310,205
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3.7947% 5/8/21 (b)	6,257,747	6,284,343
Eldorado Resorts, Inc. Tranche B, term loan 3.375% 4/17/24 (b)	1,586,025	1,572,147
Gateway Casinos & Entertainment Ltd. term loan 5.0464% 2/22/23 (b)	1,085,000	1,092,237
Golden Nugget, Inc. Tranche B, term loan:
4.68% 11/21/19 (b)	182,641	184,354
4.71% 11/21/19 (b)	426,162	430,159
Greektown Holdings LLC Tranche B, term loan 4.2261% 4/25/24 (b)	365,000	364,453
MGM Mirage, Inc. Tranche A, term loan 3.4761% 4/25/21 (b)	658,125	658,125
Mohegan Tribal Gaming Authority Tranche B, term loan 5.2261% 10/14/23 (b)	497,500	502,629
Scientific Games Corp. Tranche B 3LN, term loan 5.1083% 10/1/21 (b)	3,288,483	3,319,099
Seminole Tribe Florida Tranche B, term loan 6/23/24 (d)	1,000,000	1,001,500
Station Casinos LLC Tranche B, term loan 3.71% 6/8/23 (b)	1,702,138	1,699,040
Tropicana Entertainment, Inc. Tranche B, term loan 4.2964% 11/27/20 (b)	1,137,989	1,140,834
Yonkers Racing Corp. Tranche B 1LN, term loan 4.48% 5/31/24 (b)	750,000	749,378

TOTAL GAMING		23,648,434

Healthcare - 8.2%
Alere, Inc. Tranche B, term loan 4.3% 6/18/22 (b)	835,657	837,153
American Renal Holdings, Inc. Tranche B, term loan 6/22/24 (d)	500,000	498,595
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (b)	1,500,000	1,481,250
Commerce Merger Sub, Inc. Tranche B, term loan 6/22/24 (d)	410,000	409,660
Community Health Systems, Inc.:
Tranche G, term loan 3.8984% 12/31/19 (b)	1,306,431	1,304,040
Tranche H, term loan 4.1484% 1/27/21 (b)	2,489,588	2,484,136
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (b)	1,831,648	1,838,974
Equian LLC:
Tranche B, term loan 4.9284% 5/19/24 (b)	669,118	673,721
Tranche DD, term loan 5/19/24 (c)	205,882	207,299
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.4761% 2/15/24 (b)	995,006	999,514
Tranche B 9LN, term loan 3.2261% 3/18/23 (b)	3,430,415	3,437,036
InVentiv Health, Inc. Tranche B, term loan 4.9518% 11/9/23 (b)	995,000	996,244
JLL/Delta Dutch Newco BV Tranche B 1LN, term loan 4.5044% 4/20/24 (b)	2,000,000	2,002,500
Kindred Healthcare, Inc. Tranche B, term loan 4.6875% 4/9/21 (b)	1,380,789	1,384,241
Milk Specialties Co. Tranche B, term loan 5.2964% 8/16/23 (b)	221,592	223,116
MPH Acquisition Holdings LLC Tranche B, term loan 4.1468% 6/7/23 (b)	909,222	908,513
Onex Schumacher Finance LP Tranche B 1LN, term loan 5.2261% 7/31/22 (b)	463,708	463,513
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.7827% 6/30/21 (b)	2,960,895	2,941,798
Precyse Acquisition Corp. Tranche B, term loan 5.7261% 10/20/22 (b)	495,000	497,168
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.4761% 10/21/24 (b)	500,000	510,000
Tranche B 1LN, term loan 4.4761% 10/21/23 (b)	497,500	498,744
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.83% 11/3/20 (b)	692,258	694,424
U.S. Anesthesia Partners, Inc. Tranche B, term loan 4.4656% 6/23/24 (b)	500,000	500,000
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.2964% 12/31/23 (b)	1,000,000	938,750
Tranche B 1LN, term loan 5.5464% 12/31/22 (b)	2,460,132	2,374,790
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.83% 4/1/22 (b)	6,092,941	6,172,941
Vizient, Inc. Tranche B 3LN, term loan 4.7261% 2/11/23 (b)	1,319,779	1,330,232

TOTAL HEALTHCARE		36,608,352

Homebuilders/Real Estate - 1.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.9761% 12/1/22 (b)	575,945	583,864
Communications Sales & Leasing, Inc. Tranche B, term loan 4.2261% 10/24/22 (b)	1,010,960	1,012,223
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.447% 11/4/21 (b)	1,486,077	1,483,105
Lightstone Holdco LLC:
Tranche B, term loan 5.7261% 1/30/24 (b)	730,622	710,530
Tranche C, term loan 5.7261% 1/30/24 (b)	45,187	43,945
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2947% 4/25/23 (b)	1,404,659	1,405,895
RE/MAX LLC Tranche B, term loan 4.0464% 12/15/23 (b)	337,450	337,872
Realogy Group LLC term loan 3.4761% 7/20/22 (b)	1,491,431	1,495,160

TOTAL HOMEBUILDERS/REAL ESTATE		7,072,594

Hotels - 1.2%
ESH Hospitality, Inc. Tranche B, term loan 3.7261% 8/30/23 (b)	496,256	497,993
Four Seasons Holdings, Inc. Tranche B, term loan 3.7261% 11/30/23 (b)	2,327,253	2,340,821
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3.2161% 10/25/23 (b)	737,535	739,460
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (b)	953,693	956,973
Playa Resorts Holding BV Tranche B, term loan 4.1704% 4/27/24 (b)	1,000,000	999,530

TOTAL HOTELS		5,534,777

Insurance - 2.4%
Acrisure LLC Tranche B 1LN, term loan 6.2964% 11/22/23 (b)	1,561,088	1,574,091
Alliant Holdings Intermediate LLC Tranche B, term loan 4.4165% 8/14/22 (b)	1,164,539	1,162,210
AmWINS Group, Inc. Tranche B 1LN, term loan 3.8362% 1/25/24 (b)	497,500	497,192
Asurion LLC:
term loan 4.2947% 8/4/22 (b)	2,152,550	2,161,289
Tranche B 2LN, term loan 8.5447% 3/3/21 (b)	280,000	281,050
Tranche B 5LN, term loan 4.0447% 11/3/23 (b)	1,369,798	1,376,647
HUB International Ltd. Tranche B 1LN, term loan 4.1723% 10/2/20 (b)	1,597,087	1,600,249
Lonestar Intermediate Super Holdings LLC term loan 10.2261% 8/31/21 pay-in-kind (b)	500,000	514,065
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (b)	1,260,000	1,250,550
VF Holdings Corp. term loan 4.5464% 6/30/23 (b)	496,250	495,525

TOTAL INSURANCE		10,912,868

Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.0464% 5/30/21 (b)	496,576	493,060
Cedar Fair LP Tranche B, term loan 3.4761% 4/13/24 (b)	137,200	138,058
Delta 2 SARL Tranche B, term loan 4.5044% 2/1/24 (b)	2,995,000	2,995,629
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8.2261% 9/8/24 (b)	250,000	254,220
Tranche B 1LN, term loan 4.2947% 3/8/24 (b)	748,125	750,699
Fitness International LLC Tranche B, term loan 5.4761% 7/1/20 (b)	432,370	437,909
Intrawest Resorts Holdings, Inc. Tranche B, term loan:
6/28/24 (d)	654,412	655,230
6/28/24 (d)	345,588	346,020
LTF Merger Sub, Inc. Tranche B, term loan 4.2261% 6/10/22 (b)	1,470,113	1,470,730
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 4.1468% 3/31/24 (b)	354,113	353,139
SMG Tranche B 1LN, term loan 4.7964% 2/27/20 (b)	1,081,489	1,083,522

TOTAL LEISURE		8,978,216

Metals/Mining - 1.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.9761% 5/20/21 (b)	477,203	477,203
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (b)	2,579,850	2,515,354
Peabody Energy Corp. term loan 5.7261% 3/31/22 (b)	1,246,875	1,244,070
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	1,712,487	0

TOTAL METALS/MINING		4,236,627

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (b)	1,147,125	1,146,551
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.3976% 12/29/23 (b)	1,410,000	1,413,229

TOTAL PAPER		2,559,780

Publishing/Printing - 3.1%
Cengage Learning, Inc. Tranche B, term loan 5.3387% 6/7/23 (b)	2,235,606	2,107,304
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	2,106,235	1,936,431
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7.2964% 12/31/21 (b)	850,680	853,870
Tranche B 6LN, term loan 6.7964% 2/9/22 (b)	618,875	619,029
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.2261% 5/29/21 (b)	1,470,000	1,392,825
McGraw-Hill Global Education Holdings, LLC term loan 5.2261% 5/4/22 (b)	2,306,216	2,265,488
Merrill Communications LLC Tranche B, term loan 6.4218% 6/1/22 (b)	822,619	824,675
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.4761% 1/19/23 (b)	860,000	867,525
Proquest LLC Tranche B, term loan 5.2938% 10/24/21 (b)	982,251	985,325
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (b)	1,772,462	1,773,579

TOTAL PUBLISHING/PRINTING		13,626,051

Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B, term loan 3.5035% 2/17/24(b)	319,198	318,301
CEC Entertainment, Inc. Tranche B, term loan 4.2261% 2/14/21 (b)	1,115,831	1,109,326
Landry's Acquisition Co. Tranche B 1LN, term loan 3.9114% 10/4/23 (b)	1,970,385	1,962,996
Red Lobster Hospitality LLC Tranche B, term loan 6.4761% 7/28/21 (b)	997,521	1,002,509

TOTAL RESTAURANTS		4,393,132

Services - 9.3%
Abacus Innovations Corp. Tranche B, term loan 3.5% 8/16/23 (b)	681,413	684,650
Acosta, Inc. Tranche B, term loan 4.4761% 9/26/21 (b)	860,657	767,706
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (b)	485,000	493,313
Tranche B 1LN, term loan 4.7364% 6/13/24 (b)	2,260,000	2,259,164
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.34% 10/19/23 (b)	1,485,000	1,489,945
Tranche 2LN, term loan 9.46% 10/19/24 (b)	245,000	250,103
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.491% 6/21/24 (b)	1,250,000	1,247,263
Bright Horizons Family Solutions Tranche B, term loan 3.4761% 11/7/23 (b)	468,348	470,339
Cactus Wellhead LLC Tranche B, term loan 7.2261% 7/31/20 (b)	1,269,397	1,231,315
Coinmach Service Corp. Tranche B, term loan 4.9656% 11/14/22 (b)	2,382,978	2,367,489
Creative Artists Agency LLC Tranche B, term loan 4.6641% 2/15/24 (b)	621,875	625,501
Garda World Security Corp. Tranche B, term loan 5.2261% 5/26/24 (b)	428,232	430,728
GCA Services Group, Inc. Tranche B 1LN, term loan 5.9024% 3/1/23 (b)	734,600	736,436
Greeneden U.S. Holdings II LLC Tranche B, term loan 12/1/23 (d)	1,865,001	1,869,197
KAR Auction Services, Inc. Tranche B, term loan 3.8125% 3/9/23 (b)	410,572	413,138
Karman Buyer Corp.:
Tranche 1LN, term loan 4.5464% 7/25/21 (b)	517,140	494,841
Tranche 2LN, term loan 7.7964% 7/25/22 (b)	705,000	673,275
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (b)	1,480,069	1,486,551
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (b)	7,660,800	7,691,891
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7261% 4/7/21 (b)	2,113,735	2,112,424
Nord Anglia Education Tranche B, term loan 4.7018% 3/31/21 (b)	2,335,543	2,345,772
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.2938% 5/2/22 (b)	3,872,183	3,869,782
SAI Global GP Tranche B, term loan 5.7964% 12/8/23 (b)	746,250	755,578
Science Applications International Corp. Tranche B, term loan 3.6875% 5/4/22 (b)	351,433	352,751
Summit Midstream Partners LP Tranche B, term loan 7.2261% 5/16/22 (b)	1,000,000	1,010,000
The GEO Group, Inc. Tranche B, term loan 3.33% 3/23/24 (b)	483,788	484,092
The ServiceMaster Co. Tranche B, term loan 3.7261% 11/8/23 (b)	995,000	998,940
Thomson Reuters IP&S Tranche B 1LN, term loan 4.7261% 10/3/23 (b)	1,270,416	1,277,225
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.2964% 5/14/22 (b)	1,266,645	1,266,645
Tranche B 2LN, term loan 8.0447% 5/14/23 (b)	305,000	301,950
Xerox Business Services LLC Tranche B, term loan 5.2261% 12/7/23 (b)	995,000	1,006,194

TOTAL SERVICES		41,464,198

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 4.7894% 6/14/21 (b)	692,273	695,561
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 5.1968% 7/2/22 (b)	1,387,808	1,072,776
Bass Pro Group LLC:
term loan 6.0464% 6/9/18 (b)	500,000	502,815
Tranche B, term loan 4.3671% 6/5/20 (b)	1,303,847	1,299,779
Bass Pro Shops LLC. Tranche B, term loan 6.2964% 12/16/23 (b)	5,175,000	5,022,338
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (b)	500,000	482,970
Tranche B 1LN, term loan 4.9681% 2/3/24 (b)	1,880,000	1,819,483
Davids Bridal, Inc. Tranche B, term loan 5.3% 10/11/19 (b)	355,954	267,560
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.4761% 8/19/23 (b)	992,500	991,388
Jade Germany GmbH Tranche B, term loan 6.7964% 5/31/23 (b)	1,000,000	1,002,500
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (b)	3,886,869	3,832,219
Party City Holdings, Inc. term loan 4.171% 8/19/22 (b)	1,412,651	1,413,414
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.1718% 1/26/23 (b)	1,701,932	1,532,590
PetSmart, Inc. term loan 4.22% 3/11/22 (b)	2,649,491	2,461,086
Sears Holdings Corp. Tranche ABL, term loan 5.7238% 6/30/18 (b)	942,162	926,852
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	1,386,503	55,030

TOTAL SUPER RETAIL		22,682,800

Technology - 12.8%
Applied Systems, Inc. Tranche B 1LN, term loan 4.5464% 1/23/21 (b)	449,892	452,515
Aptean, Inc.:
Tranche 2LN, term loan 10.54% 12/20/23 (b)	210,000	209,607
Tranche B 1LN, term loan 5.55% 12/20/22	1,000,000	1,002,190
Bright Bidco BV Tranche B, term loan 5.7964% 3/17/24 (b)	500,000	507,000
Cavium, Inc. Tranche B 1LN, term loan 3.4661% 8/16/22 (b)	437,321	436,228
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7261% 9/15/20 (b)	1,097,219	1,088,309
Cologix Holdings, Inc. Tranche B 1LN, term loan 4.2156% 3/20/24 (b)	498,750	497,917
Compuware Corp.:
term loan 9.55% 12/15/22 (b)	971,876	975,521
Tranche B 3LN, term loan 5.55% 12/15/21 (b)	826,893	832,061
Datapipe, Inc. Tranche B 1LN, term loan 6.0464% 3/15/19 (b)	1,704,537	1,708,798
Dell International LLC Tranche B, term loan 3.73% 9/7/23 (b)	1,492,509	1,497,479
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (b)	2,487,500	2,492,674
Electro Rent Corp. Tranche B 1LN, term loan 6.2261% 1/31/24 (b)	497,500	500,301
Epicor Software Corp. Tranche B, term loan 4.98% 6/1/22 (b)	1,280,688	1,279,894
First Data Corp. Tranche B, term loan 3.4661% 7/10/22 (b)	4,598,925	4,589,589
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.4062% 6/17/22 (b)	460,000	457,125
Tranche B 1LN, term loan 5.1468% 6/17/21 (b)	303,070	303,828
Genesys Telecommunications Laboratories, Inc. term loan 5.1584% 12/1/23 (b)	1,860,326	1,864,512
Global Payments, Inc. Tranche B 2LN, term loan 3.22% 4/22/23 (b)	386,359	387,325
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (b)	499,463	500,337
Hyland Software, Inc. Tranche B 1LN, term loan 4.4761% 7/1/22	440,000	442,420
Infor U.S., Inc. Tranche B 6LN, term loan 3.8968% 2/1/22 (b)	1,243,125	1,234,473
Information Resources, Inc.:
Tranche 2LN, term loan 9.4656% 1/18/25 (b)	500,000	497,500
Tranche B 1LN, term loan 5.4656% 1/18/24 (b)	957,600	959,994
Inmar, Inc.:
Tranche 2LN, term loan 11.25% 5/1/25 (b)	95,000	93,813
Tranche B 1LN, term loan 6.75% 5/1/24 (b)	335,000	335,523
Kronos, Inc.:
term loan 9.4196% 11/1/24 (b)	1,570,000	1,628,216
Tranche B 1LN, term loan 4.6801% 11/1/23 (b)	2,400,000	2,414,400
Landesk Group, Inc. term loan:
5.48% 1/20/24 (b)	1,646,111	1,634,802
10.23% 1/20/25 (b)	500,000	499,165
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.7261% 10/16/23 (b)	390,000	386,100
Tranche B 3LN, term loan 4.7261% 10/16/22 (b)	751,709	748,890
MA FinanceCo. LLC Tranche B 3LN, term loan:
3.9639% 6/21/24 (b)	304,062	304,442
4.0302% 6/21/24 (b)	2,108,099	2,110,734
Microsemi Corp. Tranche B, term loan 3.3264% 1/15/23 (b)	368,524	368,779
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23	2,149,613	2,147,592
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (b)	1,682,232	1,686,959
Tranche 2LN, term loan 8.2964% 4/9/22 (b)	1,105,000	1,100,392
SolarWinds Holdings, Inc. Tranche B, term loan 4.7261% 2/5/23 (b)	495,013	495,755
Solera LLC Tranche B, term loan 4.4761% 3/3/23 (b)	1,346,992	1,350,764
Sophia L.P. term loan 4.5464% 9/30/22 (b)	2,278,710	2,272,056
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.4761% 7/8/22 (b)	666,382	668,674
Tranche B 2LN, term loan 3.4761% 7/8/22 (b)	40,419	40,558
Sybil Software LLC. Tranche B, term loan 4.5464% 9/30/23 (b)	1,535,871	1,549,556
Syniverse Holdings, Inc. Tranche B, term loan 4.2964% 4/23/19 (b)	404,509	377,204
Tempo Acquisition LLC Tranche B, term loan 4.0603% 5/1/24 (b)	1,750,000	1,753,010
TIBCO Software, Inc. Tranche 1LN, term loan 5.73% 12/5/20 (b)	119,699	120,148
Travelclick, Inc. Tranche B 1LN, term loan 5.2261% 5/12/21 (b)	628,701	631,059
TTM Technologies, Inc. Tranche B 1LN, term loan 5.4761% 5/31/21 (b)	912,932	919,779
Uber Technologies, Inc. Tranche B, term loan 5.2156% 7/13/23 (b)	668,317	668,109
Veritas U.S., Inc.:
Tranche B 1LN, term loan 6.7718% 1/27/23 (b)	2,304,207	2,305,359
Tranche B, term loan 5.6922% 1/27/23 (b)	2,304,207	2,305,359
Vfh Parent LLC Tranche B, term loan 12/30/21 (d)	565,000	568,062
WEX, Inc. Tranche B, term loan 4.7261% 7/1/23 (b)	920,176	924,207

TOTAL TECHNOLOGY		57,127,063

Telecommunications - 7.8%
Altice Financing SA Tranche B, term loan 3.908% 7/15/25 (b)	500,000	498,280
Blucora, Inc. Tranche B, term loan 5.0372% 5/22/24 (b)	480,000	483,600
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (d)	500,000	501,125
Digicel International Finance Ltd. Tranche B, term loan 4.94% 5/25/24 (b)	1,620,000	1,629,623
DigitalGlobe, Inc. Tranche B, term loan 3.9761% 1/15/24 (b)	507,450	507,450
Evo Payments International LLC Tranche B 1LN, term loan 6.23% 12/20/23 (b)	498,750	503,528
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	3,208,640	3,209,314
GTT Communications, Inc. Tranche B, term loan 5.25% 1/9/24 (b)	323,375	323,983
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 4.0003% 6/30/19 (b)	4,195,000	4,156,322
Level 3 Financing, Inc. Tranche B, term loan 3.4656% 2/22/24 (b)	2,500,000	2,504,700
LTS Buyer LLC Tranche B 1LN, term loan 4.5464% 4/11/20 (b)	2,368,939	2,376,046
Neptune Finco Corp. Tranche B, term loan 3.4594% 7/17/25 (b)	966,250	958,762
Neustar, Inc. Tranche B2 1LN, term loan 2/29/24 (d)	805,000	809,782
Onvoy LLC Tranche B 1LN, term loan 5.7964% 2/10/24 (b)	748,125	749,995
Polycom, Inc. Tranche B, term loan 6.4437% 9/27/23 (b)	886,583	895,449
RP Crown Parent, LLC Tranche B, term loan 4.5447% 10/12/23 (b)	1,417,875	1,425,475
Sable International Finance Ltd. Tranche B, term loan 4.7261% 1/19/25 (b)	1,105,000	1,107,077
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 9% 4/30/21 (b)	1,980,000	1,983,307
Securus Technologies, Inc.:
Tranche B, term loan:
6/15/24 (d)	1,250,000	1,247,400
6/15/25 (d)	500,000	501,250
Tranche B2 1LN, term loan 5.4761% 4/30/20 (b)	987,500	985,278
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (b)	1,500,000	1,486,410
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (b)	3,436,388	3,435,666
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (b)	1,985,025	1,993,541
Xplornet Communications, Inc. Tranche B, term loan 7.2964% 9/9/21 (b)	625,275	633,091

TOTAL TELECOMMUNICATIONS		34,906,454

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.243% 6/15/23 (b)	416,850	416,592
Transportation Ex Air/Rail - 0.5%
American Commercial Barge Line Tranche B 1LN, term loan 9.7947% 11/12/20 (b)	381,908	329,079
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (b)	1,000,000	985,000
Navios Maritime Partners LP Tranche B, term loan 6.25% 9/14/20 (b)	1,086,250	1,081,503

TOTAL TRANSPORTATION EX AIR/RAIL		2,395,582

Utilities - 5.1%
APLP Holdings LP Tranche B, term loan 5.4761% 4/13/23 (b)	839,611	840,921
Calpine Corp. Tranche B, term loan 2.98% 11/30/17 (b)	363,636	363,636
Cortes NP Acquisition Corp. Tranche B, term loan 5.2261% 11/30/23 (b)	966,843	970,062
Dynegy, Inc. Tranche C, term loan 4.4761% 2/7/24 (b)	2,493,750	2,487,391
Energy Future Holdings Corp. Tranche B, term loan 6/23/18 (d)	4,500,000	4,511,250
Exgen Texas Power LLC Tranche B, term loan 5.8968% 9/18/21 (b)	1,280,587	763,780
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.7964% 11/13/21 (b)	1,365,000	1,255,800
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.4% 8/19/21 (b)	2,426,363	2,405,132
InterGen NV Tranche B, term loan 5.8% 6/13/20 (b)	2,041,211	2,036,966
Limetree Bay Terminals LLC term loan 6.1641% 2/15/24 (b)	897,750	906,728
Longview Power LLC Tranche B, term loan 7.05% 4/13/21 (b)	780,509	542,454
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (b)	2,300,409	2,104,874
Tex Operations Co. LLC:
Tranche B, term loan 3.9761% 8/4/23 (b)	2,025,536	2,006,556
Tranche C, term loan 3.7947% 8/4/23 (b)	464,286	459,935
USIC Holdings, Inc. Tranche B, term loan 4.9232% 12/9/23 (b)	498,750	499,373
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.4666% 12/14/23 (b)	746,250	745,690

TOTAL UTILITIES		22,900,548

TOTAL BANK LOAN OBLIGATIONS
(Cost $415,828,959)		413,263,049

Nonconvertible Bonds - 3.1%
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.6584% 7/15/21 (b)(f)	520,000	528,450
Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	500,000	543,330
Energy - 0.4%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (f)	475,000	486,875
7% 6/30/24	500,000	556,250
Consolidated Energy Finance SA:
4.9817% 6/15/22 (b)(f)	500,000	499,998
6.875% 6/15/25 (f)	420,000	432,600

TOTAL ENERGY		1,975,723

Gaming - 0.1%
Scientific Games Corp. 7% 1/1/22 (f)	335,000	356,775
Healthcare - 0.8%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	480,043
Tenet Healthcare Corp.:
4.625% 7/15/24 (f)	666,000	666,833
4.7456% 6/15/20 (b)	1,000,000	1,010,000
7.5% 1/1/22 (f)	240,000	260,352
THC Escrow Corp. III:
4.625% 7/15/24 (f)	834,000	836,252
5.125% 5/1/25 (f)	500,000	501,875

TOTAL HEALTHCARE		3,755,355

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	325,000	342,875
7.25% 11/30/21 (f)	500,000	543,125

TOTAL LEISURE		886,000

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	500,000	531,250
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (f)	920,000	777,400
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22	425,000	461,125
Super Retail - 0.3%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	295,000	292,788
PetSmart, Inc.:
5.875% 6/1/25 (f)	500,000	481,875
8.875% 6/1/25 (f)	395,000	364,822

TOTAL SUPER RETAIL		1,139,485

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (f)	293,000	299,861
Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (f)	900,000	999,000
SFR Group SA:
6.25% 5/15/24 (f)	515,000	543,969
7.375% 5/1/26(f)	855,000	927,675

TOTAL TELECOMMUNICATIONS		2,470,644

TOTAL NONCONVERTIBLE BONDS
(Cost $13,389,490)		13,725,398
	Shares	Value

Common Stocks - 0.6%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	18,200	1,535,898
Metals/Mining - 0.1%
Warrior Met Coal, Inc. Class A	25,939	399,902
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	284,371
Telecommunications - 0.1%
FairPoint Communications, Inc. (g)	34,000	532,100
TOTAL COMMON STOCKS
(Cost $4,975,950)		2,752,271

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)
(Cost $29,756)	29,778	29,778

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 1.10% (h)
(Cost $37,636,967)	37,633,150	37,640,676
TOTAL INVESTMENT PORTFOLIO - 104.8%
(Cost $471,861,122)		467,411,172
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(21,610,436)
NET ASSETS - 100%		$445,800,736

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $244,973 and $246,504, respectively.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,686,730 or 2.4% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$176,505
Total	$176,505

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$284,371	$284,371	$--	$--
Energy	399,902	--	399,902	--
Materials	1,535,898	1,535,898	--	--
Telecommunication Services	532,100	532,100	--	--
Bank Loan Obligations	413,263,049	--	411,367,808	1,895,241
Corporate Bonds	13,725,398	--	13,725,398	--
Other	29,778	--	--	29,778
Money Market Funds	37,640,676	37,640,676	--	--
Total Investments in Securities:	$467,411,172	$39,993,045	$425,493,108	$1,925,019

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $470,327,883. Net unrealized depreciation aggregated $2,916,711, of which $8,059,731 related to appreciated investment securities and $10,976,442 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017